SHARE CAPITAL - Disclosure of detailed information about warrants, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2020 CAD ($) Share
Disclosure of reserves within equity [abstract]
Warrants issued	1,500,000
Exercise price	$ 0.85
Market price	$ 0.73
Expected term (years)	5.0
Expected share price volatility	61.30%
Average risk-free interest rate	1.07%
Expected dividend yield	$ 0
FAIR VALUE ASSIGNED	$ 351,000